Equity accounted investments	12 Months Ended
Jun. 30, 2026
Equity accounted investments
Equity accounted investments
18	Equity accounted investments

At 30 June, the Group’s interest in equity accounted investments and the total carrying values were:

	Country of		Interest	2026	2025
Name	incorporation	Nature of activities	%	Rm	Rm
Joint ventures
ORYX GTL Limited	Qatar	GTL plant	49	6 619	8 530
Sasol Dyno Nobel (Pty) Ltd	South Africa	Manufacturing and distribution of explosives	50	456	400
Associates
Enaex Africa (Pty) Ltd	South Africa	Manufacturing and distribution of explosives	23	639	562
The Republic of Mozambique Pipeline Investment Company (Pty) Ltd (ROMPCO)	South Africa	Owning and operating of the natural gas transmission pipeline between Temane in Mozambique and Secunda in South Africa for the transportation of natural gas produced in Mozambique to markets in Mozambique and South Africa	20	2 669	2 737
Other equity accounted investments			Various*	332	730
Carrying value of investments				10 715	12 959
*	Decrease in Other equity accounted investment relates mainly to the impairment of Central Térmica de Temane (CTT) (refer to note 8).

There are no significant restrictions on the ability of the joint ventures or associates to transfer funds to Sasol Limited in the form of cash dividends or repayment of loans or advances.

18	Equity accounted investments continued

Impairment testing of equity accounted investments

Based on impairment indicators at each reporting date, impairment tests in respect of investments in joint ventures and associates are performed. The recoverable amount of the investment is compared to the carrying amount, as described in note 8, to calculate the impairment.

	2026	2025
for the year ended 30 June	Rm	Rm
Summarised financial information for the Group’s share of equity accounted investments which are not material*
Operating profit	192	233
Profit before tax	239	284
Taxation	(92)	(109)
Profit for the year*	147	175
Other comprehensive (loss)/income	(70)	13
*

The financial information provided represents the Group's share of the results of the equity accounted investments. The impairment of CTT is not included the results above and is separately disclosed (refer to note 8).

	2026	2025
Capital commitments relating to equity accounted investments	Rm	Rm

Capital commitments, excluding capitalised interest, include all projects for which specific Board approval has been obtained up to the reporting date. Projects still under investigation for which specific Board approvals have not yet been obtained are excluded from the following:

Authorised and contracted for	2 105	2 188
Authorised but not yet contracted for	1 334	491
Less: expenditure to the end of year	(1 628)	(1 731)
	1 811	948

Areas of judgement:

Joint ventures and associates are assessed for materiality in relation to the Group using a number of factors such as investment value, strategic importance and monitoring by those charged with governance.

ORYX GTL and ROMPCO are considered to be material as they are closely monitored by and reported on to the decision makers and are considered to be strategically material investments.

18	Equity accounted investments continued

Summarised financial information for the Group’s material equity accounted investments

In accordance with the Group’s accounting policy, the results of joint ventures and associates are equity accounted. The information provided below represents the Group’s material joint venture and associate. The financial information presented includes the full financial position and results of the joint venture and includes intercompany transactions and balances.

	Joint venture
	ORYX GTL Limited***
	2026	2025
for the year ended 30 June	Rm	Rm
Summarised statement of financial position
Non-current assets*	14 217	17 784
Deferred tax asset	1 065	490
Cash and cash equivalents	1 024	861
Other current assets	6 132	6 833
Total assets	22 438	25 968
Non-current liabilities	6 320	6 602
Current liabilities	2 610	1 350
Tax payable	—	608
Total liabilities	8 930	8 560
Net assets	13 508	17 408
Summarised income statement
Turnover	8 848	14 475
Depreciation and amortisation	(3 072)	(3 316)
Other operating expenses	(6 369)	(7 728)
Operating (loss)/profit before interest and tax	(593)	3 431
Finance income	24	49
Finance cost	(325)	(189)
(Loss)/profit before tax	(894)	3 291
Taxation	(65)	(1 357)
(Loss)/profit and total comprehensive income for the year	(959)	1 934
The Group’s share of (loss)/profits of equity accounted investment	(470)	948
49% share of (loss)/profit before tax	(438)	1 613
Taxation	(32)	(665)

Reconciliation of summarised financial information
Net assets at the beginning of the year	17 408	21 181
(Loss)/earnings before tax for the year	(894)	3 291
Taxation	(65)	(1 357)
Foreign exchange differences	(1 227)	(440)
Dividends paid**	(1 714)	(5 267)
Net assets at the end of the year	13 508	17 408
Carrying value of equity accounted investment	6 619	8 530
*	Non-current assets mainly include property plant and equipment.
**	In 2026 ORYX GTL Limited declared a dividend of R1,7 billion (R5,3 billion in 2025).

***The year-end for ORYX GTL Limited is 31 December, the Group uses the financial information based on management accounts at 30 June.

The carrying value of the investment represents the Group’s interest in the net assets thereof.

18	Equity accounted investments continued

Early in March 2026, a military conflict in the Middle East escalated which affected several Gulf countries including Qatar, resulting in the temporary shutdown of Oryx’s GTL facility and the suspension of all product shipments following the closure of the Strait of Hormuz, resulting in the inability to export products. The facility has remained offline and only recently has been able to sell some product which was stored in tanks, into the local market. The facility is back online and ramped up in 2027 but only operating at 50% capacity due to the uncertainties and constraints which still exist in the Middle East, with ramp up expected later in the first quarter. The local market will be used initially to sell product with shipments set to continue in 2027.

The carrying value of the investment represents the Group’s interest in the net assets thereof.

	Associate
	The Republic of
	Mozambique Pipeline
	Investment Company
	(Pty) Ltd (ROMPCO)**
	2026	2025
for the year ended 30 June	Rm	Rm
Summarised statement of financial position
Non-current assets*	2 055	2 658
Cash and cash equivalents	866	964
Other current assets	2 814	2 219
Total assets	5 735	5 841
Non-current liabilities	561	514
Current liabilities	140	220
Tax payable	84	166
Total liabilities	785	900
Net assets	4 950	4 941
Summarised income statement
Turnover	4 372	4 777
Depreciation and amortisation	(641)	(651)
Other operating expenses	(433)	(442)
Operating profit before interest and tax	3 298	3 684
Finance income	211	231
Finance cost	(13)	(17)
Profit before tax	3 496	3 898
Taxation	(1 137)	(1 051)
Profit and total comprehensive income for the period	2 359	2 847
The Group’s share of profits of equity accounted investment
20% share of profit before tax	699	780
Taxation	(227)	(210)
	472	570
Amortisation of fair value adjustment on acquisition of investment	(70)	(70)
Share of profits of equity accounted investment	402	500
Reconciliation of summarised financial information
Net assets at the beginning of the year	4 941	5 020
Earnings before tax for the year	3 496	3 898
Taxation	(1 137)	(1 051)
Dividends paid	(2 350)	(2 926)
Net assets at the end of the year	4 950	4 941
Carrying value of equity accounted investment	2 669	2 737
Historical net asset value	990	988
Group’s share of fair value adjustment on acquisition of investment	1 679	1 749

18Equity accounted investments continued

*	Non-current assets mainly include property plant and equipment.
**	Based on management accounts.

The carrying value of the investment represents the Group’s interest in the net assets thereof.

	2026	2025	2024
for the year ended 30 June	Rm	Rm	Rm
Transactions with joint ventures
Total sales and services rendered from subsidiaries to joint ventures	813	335	3
Total purchases by subsidiaries from joint ventures	14	10	18
Transactions with associates
Total sales and services rendered from subsidiaries to associates	2 577	2 214	2 574
Total purchases by subsidiaries from associates	3 089	3 991	4 332

The amounts have been disaggregated and reported separately between joint ventures and associates.

Accounting policies:

The financial results of associates and joint ventures are included in the Group’s results according to the equity method from acquisition date until the disposal date. Associates and joint ventures whose financial year-ends are within three months of 30 June are included in the consolidated financial statements using their most recently audited financial results. Adjustments are made to the associates’ and joint ventures financial results for material transactions and events in the intervening period.